Equity - Narrative (Details)	1 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Feb. 27, 2023 BRL (R$)	Jun. 30, 2023 BRL (R$) shares yr vote warrant R$ / shares	Dec. 31, 2022 BRL (R$)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2023 $ / shares	Feb. 28, 2023 shares	Apr. 01, 2021	Mar. 31, 2021
Disclosure of reserves within equity [line items]
Consideration paid (received)			R$ 100,887,000			R$ 34,351,000	R$ 79,493,000
Non-controlling interests	R$ 218,080,000			R$ 250,238,000		218,080,000
Par value per share | $ / shares								$ 0.001
Number of votes per share | vote				1
Number of share options granted in share-based payment arrangement | shares				49,518,732
Number of public warrants | warrant				6,012,085
Number of private warrants | warrant				4,071,507
Number of founder shares not included in dilutive earnings per share calculation | shares				3,060,662
Net investment of the Parent
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity			(64,711,000)			(3,257,000)	(22,071,000)
Non-controlling interest
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity			R$ (36,176,000)			R$ (31,094,000)	R$ (57,422,000)
Lavoro share plan
Disclosure of reserves within equity [line items]
Maximum term of options granted				5 years
Number of shares reserved for issue under options and contracts for sale of shares | shares									1,663,405
Weighted average exercise price of share options granted in share-based payment arrangement | R$ / shares				R$ 0.44
Weighted average share price | R$ / shares				R$ 2.88
Expected volatility, share options granted				33.88%
Expected dividend as percentage, share options granted				0.00%
Option life, share options granted | yr				3.37
Risk free interest rate, share options granted				12.45%
Third anniversary
Disclosure of reserves within equity [line items]
Vesting requirements for share-based payment arrangement, vesting percentage				33.333%
Fourth anniversary
Disclosure of reserves within equity [line items]
Vesting requirements for share-based payment arrangement, vesting percentage				33.333%
Fifth anniversary
Disclosure of reserves within equity [line items]
Vesting requirements for share-based payment arrangement, vesting percentage				33.333%
Desempar Participações Ltda.
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired											93.11%
Cultivar Agrícola e Comércio, Importação e Exportação Ltda
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired				93.11%	26.24%					63.47%
Consideration paid (received)					R$ 42,500,000
Non-controlling interests					16,607,000
Cultivar Agrícola e Comércio, Importação e Exportação Ltda | Net investment of the Parent
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity					(25,893,000)
Cultivar Agrícola e Comércio, Importação e Exportação Ltda | Non-controlling interest
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity					R$ (16,607,000)
Distribuidora Pitangueiras de Produtos Agropecuários S.A.
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired					6.89%
Consideration paid (received)					R$ 45,000,000
Non-controlling interests					19,569,000
Distribuidora Pitangueiras de Produtos Agropecuários S.A. | Net investment of the Parent
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity					(25,431,000)
Distribuidora Pitangueiras de Produtos Agropecuários S.A. | Non-controlling interest
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity					R$ (19,569,000)
Group Cenagro
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired		20.00%
Non-controlling interests		R$ 4,602,000
Proportion of ownership interests held by non-controlling interests (in percent)		2.68%
Group Cenagro | Net investment of the Parent
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity		R$ (1,878,000)
Group Cenagro | Non-controlling interest
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity		1,878,000
Group Cenagro | Share Capital
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity		R$ 6,480,000
Lavoro Agrocomercial S.A.
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired	5.77%					5.77%	8.94%
Consideration paid (received)	R$ 16,782,000						R$ 79,493
Non-controlling interests	R$ 9,769,000					R$ 9,769,000	R$ 57,422
Proportion of ownership interests held by non-controlling interests (in percent)	5.77%						8.94%
Lavoro Agrocomercial S.A. | Net investment of the Parent
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity	R$ (7,013,000)						R$ (22,071)
Lavoro Agrocomercial S.A. | Non-controlling interest
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity	R$ (9,769,000)						R$ (57,422)
Produtec Comércio e Representações S.A.
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired	7.65%					7.65%
Consideration paid (received)	R$ 17,569,000			R$ 13,387,000
Non-controlling interests	R$ 23,203,000					R$ 23,203,000
Proportion of ownership interests held by non-controlling interests (in percent)	6.89%
Produtec Comércio e Representações S.A. | Net investment of the Parent
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity	R$ 5,634,000
Produtec Comércio e Representações S.A. | Non-controlling interest
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of Non-controlling Interests, equity	R$ (23,203,000)